INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Amortized Cost, Amounts maturing in:
One year or less	$ 2,588	$ 2,731
After one year through five years	16,369	13,904
After five years through ten years	64,140	60,480
After ten years	357,914	379,970	[1]
Total debt securities, Amortized Cost	441,011	457,085
Equity securities, Amortized Cost	10	23
Total securities, Amortized Cost	441,021	457,108		449,744
Fair Value, Amounts maturing in:
One year or less	2,636	2,784
After one year through five years	17,307	14,873
Due after five through ten years	68,666	61,811
After five years through ten years	358,256	376,986
Total debt securities, Fair Value	446,865	456,454
Equity securities, Fair Value	42	71
Total securities, Fair Value	446,907	456,525		466,419
Mortgage Backed Securities and Collateralized Mortgage Obligations [Member]
Amortized Cost, Amounts maturing in:
After ten years		$ 317,000

[1]	Of the $380 million (amortized cost) in this category, $317 million (amortized cost) consisted of mortgage-backed securities ("MBS") and collateralized mortgage obligations ("CMO"), which are presented based on contractual maturities. However, the remaining lives of such securities are expected to be much shorter due to anticipated payments.